UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                  (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

Portfolio of Investments are included here.  Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a portfolio of investments to include here.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 97.14%

Consumer Discretionary - 13.08%
*	Bed Bath & Beyond, Inc.	4,875	$301,275
	CBS Corp. Cl. B	9,100	297,934
	Coach, Inc.	5,000	292,400
*	DIRECTV Cl. A	6,600	322,212
	Las Vegas Sands Corp.	3,600	156,528
	The Home Depot, Inc.	6,000	317,940
	Time Warner Cable, Inc.	2,900	238,090
	Yum! Brands, Inc.	2,800	180,432
			2,106,811
Consumer Staples - 11.55%
	Kraft Foods, Inc. Cl. A	11,500	444,130
μ	Nestle SA	8,000	478,320
	PepsiCo, Inc.	4,400	310,882
	The Coca-Cola Co.	4,000	312,460
	Unilever NV	9,400	313,208
			1,859,000
Energy - 9.95%
	Canadian Natural Resources Ltd.	5,500	147,675
	Chevron Corp.	1,550	163,525
	Devon Energy Corp.	4,100	237,800
	Exxon Mobil Corp.	5,400	462,078
	Pioneer Natural Resources Co.	1,600	141,136
	Schlumberger Ltd.	4,600	298,287
*	Weatherford International Ltd.	12,000	151,380
			1,601,881
Financials - 9.34%
	American Express Co.	5,575	324,521
	American Tower Corp. REIT	3,575	249,857
	BB&T Corp.	5,100	157,335
	BlackRock, Inc.	1,750	297,080
	JPMorgan Chase & Co.	2,500	89,300
	Prudential Financial, Inc.	1,550	75,067
	Wells Fargo & Co.	9,300	310,992
			1,504,152
Health Care - 9.58%
*	Biogen Idec, Inc.	2,300	332,074
*	Celgene Corp.	6,450	413,832
	Johnson & Johnson	4,600	310,661
	Merck & Co., Inc.	5,850	244,237
μ	Sanofi	6,400	241,728
			1,542,532

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 11.61%
	Eaton Corp.	3,800	$150,556
	Emerson Electric Co.	5,000	232,900
	General Electric Co.	11,400	237,291
	Honeywell International, Inc.	5,400	301,590
	The Boeing Co.	6,400	475,136
	United Parcel Service, Inc. Cl. B	6,000	472,560
			1,870,033
Information Technology - 27.67%
	Accenture PLC Cl. A	2,600	156,078
	Apple, Inc.	1,100	642,400
	Broadcom Corp. Cl. A	9,000	303,840
*	Check Point Software Technologies Ltd.	6,100	302,499
	Cisco Systems, Inc.	10,000	171,700
*	eBay, Inc.	7,300	306,673
*	EMC Corp.	21,000	538,440
	Intel Corp.	13,700	365,105
	International Business Machines Corp.	2,300	449,190
	Microsoft Corp.	14,800	452,732
	QUALCOMM, Inc.	9,675	538,704
*	Vmware, Inc. Cl. A	2,500	227,600
			4,454,961
Materials - 3.45%
	EI du Pont de Nemours & Co.	6,000	303,000
	The Mosaic Co.	4,600	251,896
			554,896
Telecommunications - 0.91%
μ	Vodafone Group PLC	5,200	146,536
			146,536

	Total Common Stocks (Cost $15,499,852)		15,640,802

SHORT-TERM INVESTMENT - 2.72%
§	Federated Prime Obligations Fund, 0.17%	437,849	437,849

	Short-Term Investment (Cost $437,849)		437,849

Total Value of Investments (Cost $15,937,701) - 99.86%			$16,078,651

Other Assets Less Liabilities - 0.14%			21,737

Net Assets - 100%			$16,100,388

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronyms are used in this portfolio:
	NV - Naamloze Vennootschap
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
	SA - Societe Anonyme

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$610,296
	Aggregate gross unrealized depreciation			(469,346)

	Net unrealized appreciation			$140,950

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	13.08%	$ 2,106,811
	Consumer Staples	11.55%	1,859,000
	Energy	9.95%	1,601,881
	Financials	9.34%	1,504,152
	Health Care	9.58%	1,542,532
	Industrials	11.61%	1,870,033
	Information Technology	27.67%	4,454,961
	Materials	3.45%	554,896
	Telecommunications	0.91%	146,536
	Short-Term Investment	2.72%	437,849
	Total	99.86%	$ 16,078,651

				(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,640,802	$15,640,802	$ -	$ -
Short-Term Investment	437,849	437,849	-	-
Total	$16,078,651	$16,078,651	$ -	$ -

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012
	Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 65.19%
Albemarle Corp.	$ 200,000	4.500%	12/15/2020	$216,028
American Express Credit Corp.	25,000	7.300%	8/20/2013	26,729
American Express Credit Corp.	150,000	2.750%	9/15/2015	156,523
Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	325,915
Bayer Corp.	300,000	7.125%	10/1/2015	349,474
BB&T Corp.	201,000	4.750%	10/1/2012	202,932
BB&T Corp.	65,000	3.200%	3/15/2016	68,800
Bunge Ltd. Finance Corp.	300,000	5.350%	4/15/2014	316,560
Carolina Power & Light Co.	25,000	5.125%	9/15/2013	26,324
Caterpillar Financial Services Corp.	25,000	5.450%	4/15/2018	29,802
ConocoPhillips	25,000	5.200%	5/15/2018	29,553
Consolidated Natural Gas Co.	25,000	5.000%	12/1/2014	27,142
Corning, Inc.	200,000	6.625%	5/15/2019	243,815
CR Bard, Inc.	300,000	2.875%	1/15/2016	314,111
Diageo Capital PLC	180,000	4.850%	5/15/2018	201,040
Diamond Offshore Drilling, Inc.	300,000	5.875%	5/1/2019	358,086
Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	56,828
EI du Pont de Nemours & Co.	125,000	5.250%	12/15/2016	147,434
Enbridge, Inc.	25,000	5.800%	6/15/2014	27,145
FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,250
General Electric Capital Corp.	100,000	5.625%	5/1/2018	114,954
Honeywell International, Inc.	25,000	5.400%	3/15/2016	28,635
Illinois Tool Works, Inc.	218,000	3.375%	9/15/2021	229,445
JPMorgan Chase & Co.	200,000	3.700%	1/20/2015	208,616
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	210,946
Kentucky Utilities Co.	250,000	3.250%	11/1/2020	265,745
Lowe's Cos., Inc.	100,000	5.400%	10/15/2016	115,734
MassMutual Global Funding II	250,000	2.300%	9/28/2015	256,649
Matson Navigation Co., Inc.	125,000	5.273%	7/29/2029	148,091
Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	183,349
New York Life Global Funding	200,000	1.650%	5/15/2017	199,432
Ohio Power Co.	125,000	4.850%	1/15/2014	131,620
Pacific Bell Telephone Co.	150,000	6.625%	10/15/2034	158,344
PepsiAmericas, Inc.	100,000	5.000%	5/15/2017	116,598
PepsiCo., Inc.	200,000	3.125%	11/1/2020	210,258
PNC Funding Corp.	300,000	2.700%	9/19/2016	310,909
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	333,591
Stryker Corp.	200,000	2.000%	9/30/2016	204,909
TD Ameritrade Holding Corp.	235,000	4.150%	12/1/2014	248,420
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	147,422
The Charles Schwab Corp.	25,000	4.950%	6/1/2014	26,812
The Goldman Sachs Group, Inc.	200,000	3.625%	2/7/2016	200,022
Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	206,840
Wells Fargo & Co.	350,000	3.676%	6/15/2016	372,540
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	216,541
				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012
	Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

Corporate Bonds - (continued)

Zimmer Holdings, Inc.	$ 125,000	4.625%	11/30/2019	$141,853

Total Corporate Bonds (Cost $8,101,257)				8,136,766

FEDERAL AGENCY OBLGATIONS - 3.64%
Fannie Mae REMICS	48,560	3.000%	8/25/2029	50,669
Federal National Mortgage Association	250,000	0.625%	3/21/2016	249,995
Federal National Mortgage Association	100,000	3.100%	8/23/2017	102,705
Freddie Mac REMICS	48,676	3.000%	12/15/2026	51,410

Total Federal Agency Obligations (Cost $454,991)				454,779

PREFERRED STOCKS - 2.47%
BB&T Corp.	2,000	5.850%		52,400
JPMorgan Chase Capital XXIX	2,500	6.700%		64,075
Raymond James Financial, Inc.	2,500	6.900%		67,750
The Goldman Sachs Group, Inc.	2,000	6.125%		52,600
US Bancorp.	2,500	6.500%		71,375

Total Prefered Stocks (Cost $293,145)				308,200

TREASURY NOTES - 7.83%
United States Treasury Note/Bond	250,000	2.750%	10/31/2013	258,135
United States Treasury Note/Bond	600,000	1.000%	10/31/2016	609,140
United States Treasury Note/Bond	100,000	2.625%	8/15/2020	110,055

Total Treasury Notes (Cost $968,811)				977,330

EXCHANGE TRADED PRODUCTS - 4.34%
* iPath US Treasury Steepener ETN	3,500			124,582
iShares FTSE NAREIT Mortgage Index Fund	5,000			70,950
* ProShares UltraShort 20+ Year Treasury	4,000			63,360
* ProShares UltraShort Lehman 7-10 Year	6,500			183,625
SPDR Barclays Capital High Yield Bond ETF	2,500			98,650

Exchange Traded Products (Cost $559,100)				541,167

SHORT-TERM INVESTMENT - 21.18%
§ Federated Prime Obligations Fund, 0.17%				2,643,138

Total Short-Term Investment (Cost $2,643,138)				2,643,138

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012
				Value (Note 1)

Total Value of Investments (Cost $13,020,442 (a)) - 104.65%				$13,061,380

Liabilities in Excess of Other Assets - (4.65)%				(579,881)

	Net Assets - 100%			$12,481,499

*	Non-income producing investment
§	Represents 7 day effective yield

	The following acronym is used in this portfolio:
	PLC - Public Limited Company (British)
	LLC - Limited Liability Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$73,036
	Aggregate gross unrealized depreciation			(32,098)

	Net unrealized appreciation			$40,938

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Corporate Bonds	65.19%	$ 8,136,766
	Federal Agency Obligations	3.64%	454,779
	Preferred Stocks	2.47%	308,200
	Treasury Notes	7.83%	977,330
	Exchange Traded Products	4.34%	541,167
	Short-Term Investment	21.18%	2,643,138
	Total	104.65%	$ 13,061,380

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$ 8,136,766	$-	$8,136,766	$-
Federal Agency Obligations	454,779	-	454,779	-
Preferred Stocks	308,200	-	308,200	-
Treasury Notes	977,330	-	977,330	-
Exchange Traded Products	541,167	541,167	-	-
Short-Term Investment	2,643,138	2,643,138	-	-
Total	$13,061,380	$3,184,305	$9,877,075	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ J. Philip Bell
J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund
Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund
Date: August 27, 2012

By: (Signature and Title)	/s/ Michael W. Nix
Michael W. Nix Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund
Date: August 27, 2012